UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     Dec. 31, 2002
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Advance Capital Management, Inc.
Address:  	One Towne Square, Suite 444
            Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

 /S/ Robert J. Cappelli                      Southfield,  MI          2/13/03
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[  ]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                       Name
               28-115                       T. Rowe Price
     ----------------------------         ------------------
     [Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:           88
                                          -----------------
Form 13F Information Table Value Total:   $     41,999
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]


                                                  SUMMARY TABLE
                                                   Dec. 31, 2002

                                    TITLE          VALUE                                    VOTING
                                    OF             IN       SHARES/  SH/ PUT/ INVESTMT      AUTHORITY
       NAME OF ISSUER               CLASS CUSIP    $1,000'S PRN AMT  PRN CALL DSCRETN  MGRS SOLE
ADP    AUTOMATIC DATA PROCESSING    COM   053015103     302    7,700 SH       SOLE             7,700
AIG    AMERICAN INTERNATIONAL GROUP COM   026874107     799   13,820 SH       SOLE            13,820
AMAT   APPLIED MATERIALS            COM   038222105     335   25,700 SH       SOLE            25,700
AMGN   AMGEN                        COM   031162100     628   13,000 SH       SOLE            13,000
AOL    AOL TIME WARNER              COM   02364J104     419   31,950 SH       SOLE            31,950
APOL   APOLLO GROUP                 COM   037604105     343    7,800 SH       SOLE             7,800
AZO    AUTOZONE                     COM   053332102     283    4,000 SH       SOLE             4,000
BA     BOEING                       COM   097023105     231    7,000 SH       SOLE             7,000
BAC    BANKAMERICA                  COM   06605F102     264    3,800 SH       SOLE             3,800
BBBY   BED BATH & BEYOND            COM   075896100     335    9,700 SH       SOLE             9,700
BBY    BEST BUY                     COM   086516101     213    8,800 SH       SOLE             8,800
BK     BANK OF NEW YORK             COM   064057102      10      400 SH       SOLE               400
BLS    BELLSOUTH                    COM   079860102     202    7,800 SH       SOLE             7,800
BMET   BIOMET                       COM   090613100     189    6,600 SH       SOLE             6,600
BMY    BRISTOL-MYERS SQUIBB         COM   110122108     322   13,900 SH       SOLE            13,900
C      CITIGROUP                    COM   172967101   1,029   29,230 SH       SOLE            29,230
CAH    CARDINAL HEALTHCARE          COM   14149Y108     395    6,665 SH       SOLE             6,665
CAT    CATERPILLAR                  COM   149123101      23      500 SH       SOLE               500
CE     CONCORD EFS                  COM   206197105     368   23,400 SH       SOLE            23,400
CMCSK  COMCAST                      COM   200300200     287   12,700 SH       SOLE            12,700
COST   COSTCO                       COM   22160K125      22      800 SH       SOLE               800
CSCO   CISCO SYSTEMS                COM   17275R102   1,514  115,580 SH       SOLE           115,580
CTAS   CINTAS                       COM   172908105     275    6,000 SH       SOLE             6,000
DELL   DELL COMPUTER                COM   247025109   1,281   47,900 SH       SOLE            47,900
DIS    DISNEY (WALT) CO.            COM   254687106     210   12,850 SH       SOLE            12,850
DOW    DOW CHEMICAL                 COM   260543103      18      600 SH       SOLE               600
DUK    DUKE                         COM   264399106      15      768 SH       SOLE               768
EMC    EMC CORP                     COM   268648102       4      700 SH       SOLE               700
F      FORD MOTOR COMPANY           COM   345370100      16    1,747 SH       SOLE             1,747
FITB   FIFTH THIRD BANK             COM   316773100     246    4,200 SH       SOLE             4,200
FNM    FEDERAL NATIONAL MTGE ASSOC. COM   313586109     540    8,400 SH       SOLE             8,400
FRE    FREDDIE MAC                  COM   313400301     278    4,700 SH       SOLE             4,700
G      GILLETTE                     COM   375766102     334   11,000 SH       SOLE            11,000
GE     GENERAL ELECTRIC             COM   369604103   1,876   77,060 SH       SOLE            77,060
GM     GENERAL MOTORS               COM   370442105      20      534 SH       SOLE               534
HD     HOME DEPOT                   COM   437076102     324   13,500 SH       SOLE            13,500
HDI    HARLEY DAVIDSON              COM   412822108     314    6,800 SH       SOLE             6,800
IBM    INTL BUS MACHINES            COM   459200101   1,015   13,100 SH       SOLE            13,100
INTC   INTEL                        COM   458140100   1,358   87,200 SH       SOLE            87,200
JNJ    JOHNSON & JOHNSON            COM   478160104   1,257   23,400 SH       SOLE            23,400
JPM    J. P. MORGAN                 COM   616880100     186    7,755 SH       SOLE             7,755
JWN    NORDSTROM                    COM   655664100       9      460 SH       SOLE               460
KLAC   KLA TENCOR                   COM   482480100     269    7,600 SH       SOLE             7,600
KMB    KIMBERLY CLARK               COM   494368103     109    2,300 SH       SOLE             2,300
KO     COCA-COLA COMPANY            COM   191216100     846   19,300 SH       SOLE            19,300
KRB    MBNA                         COM   55262L100     173    9,100 SH       SOLE             9,100
KSS    KOHLS                        COM   500255104     274    4,900 SH       SOLE             4,900
LLTC   LINEAR TECHNOLOGY            COM   535678106     273   10,600 SH       SOLE            10,600
LLY    LILLY (ELI) & CO.            COM   532457108     508    8,000 SH       SOLE             8,000
LOW    LOWES                        COM   548661107     315    8,400 SH       SOLE             8,400
LXK    LEXMARK                      COM   529771107     266    4,400 SH       SOLE             4,400
MCD    MCDONALDS                    COM   580135101      19    1,200 SH       SOLE             1,200
MDT    MEDTRONIC                    COM   585055106     474   10,400 SH       SOLE            10,400
MEDI   MEDIMMUNE                    COM   584699102       8      300 SH       SOLE               300
MMM    3M                           COM   88579Y101     197    1,600 SH       SOLE             1,600
MRK    MERCK                        COM   589331107     985   17,400 SH       SOLE            17,400
MSFT   MICROSOFT                    COM   594918104   3,578   69,200 SH       SOLE            69,200
MWD    MORGAN STANLEY DEAN WITTER   COM   617446448     192    4,800 SH       SOLE             4,800
MXIM   MAXIM INTEGRATED             COM   57772K101     350   10,600 SH       SOLE            10,600
ONE    BANK ONE                     COM   06423A103     223    6,105 SH       SOLE             6,105
ORCL   ORACLE SYSTEMS               COM   68389X105   1,271  117,700 SH       SOLE           117,700
PAYX   PAYCHEX                      COM   704326107     294   10,550 SH       SOLE            10,550
PEP    PEPSICO                      COM   713448108     405    9,600 SH       SOLE             9,600
PFE    PFIZER                       COM   717081103   1,344   43,975 SH       SOLE            43,975
PG     PROCTOR & GAMBLE             COM   742718109     971   11,300 SH       SOLE            11,300
QCOM   QUALCOMM                     COM   747525103     948   26,050 SH       SOLE            26,050
RD     ROYAL DUTCH PETROLEUM - ADR  COM   780257804     757   17,200 SH       SOLE            17,200
SBC    SBC COMMUNICATIONS           COM   78387G103     484   17,849 SH       SOLE            17,849
SBUX   STARBUCKS                    COM   855244109     198    9,700 SH       SOLE             9,700
SGP    SCHERING-PLOUGH              COM   806605101     240   10,800 SH       SOLE            10,800
STT    STATE STREET BOSTON          COM   857477103      69    1,760 SH       SOLE             1,760
SYK    STRYKER                      COM   863667101     356    5,300 SH       SOLE             5,300
SYY    SYSCO                        COM   871829107     337   11,300 SH       SOLE            11,300
TAP/A  TRAVELERS A                  COM   89420G109       1       39 SH       SOLE                39
TAP/B  TRAVELERS B                  COM   89420G406       1       80 SH       SOLE                80
TXN    TEXAS INSTRUMENTS            COM   882508104     249   16,600 SH       SOLE            16,600
UNH    UNITED HEALTH                COM   91324P102     359    4,300 SH       SOLE             4,300
UPS    UNITED PARCEL SERVICE        COM   911312106     347    5,500 SH       SOLE             5,500
UTX    UNITED TECHNOLOGIES          COM   913017109     186    3,000 SH       SOLE             3,000
VRTS   VERITAS                      COM   923436109     172   11,000 SH       SOLE            11,000
VZ     VERIZON                      COM   92343V104     575   14,846 SH       SOLE            14,846
WEC    WISCONSIN ENERGY             COM   976657106      15      280 SH       SOLE               280
WFC    WELLS FARGO                  COM   949746101     666   14,200 SH       SOLE            14,200
WMT    WAL-MART STORES              COM   931142103   1,773   35,100 SH       SOLE            35,100
WWY    WRIGLEYS                     COM   982526105     302    5,500 SH       SOLE             5,500
WYE    WYETH                        COM   983024100     367    9,800 SH       SOLE             9,800
XLNX   XILINX                       COM   983919101     311   15,100 SH       SOLE            15,100
XOM    EXXON MOBIL                  COM   30231G102   1,855   53,094 SH       SOLE            53,094

       TOTAL                                         41,999


       * PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE
         SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE
         CAPITAL I BALANCED FUND AND EQUITY GROWTH FUND.
         THEY HAVE FILED THESE SECURITIES ON OUR BEHALF
         ON THEIR FORM 13F REPORT.